Earnings Per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following is a summary of the elements used in calculating basic and diluted earnings per common share:

	For the Three Months Ended March 31,
	2014	2013
Net income attributable to common NGHC stockholders	$26,392	$6,410
Weighted average number of common shares outstanding – basic	85,774,057	45,554,570
Potentially dilutive securities:
Share options	1,110,841	929,308
Convertible preferred stock	—	12,295,431
Weighted average number of common shares outstanding – diluted	86,884,898	58,779,309
Basic earnings per share attributable to NGHC common stockholders	$0.31	$0.14
Diluted earnings per share attributable to NGHC common stockholders	$0.30	$0.13

As of March 31, 2014 and 2013, 3,076,653 and 2,044,447 share options, respectively, were excluded from diluted earnings per common share as they were anti-dilutive.